Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 11,604,482	R$ 13,814,978	R$ 16,326,209
Interest expense and similar charges	156,637	217,413	276,933
Personnel Expenses	6,447	8,619	10,046
Constitutions / Reversals and Adjustment of provisions	1,693,032	1,996,170	1,578,446
Other Comprehensive Income	(401,147)	(833,511)	(1,133,245)
Additions to provisions for contingent commitments	(477,543)	183,248	40,861
Payments to external funds	(783,187)	(619,086)	(215,829)
Amount paid	(2,713,474)	(3,222,395)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)	27,856	27,045	17,695
Transfers, exchange differences and other changes	2,040	32,002	50,284
Balance at end of year	9,115,143	11,604,482	13,814,978
Pensions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,728,126	3,929,265	4,960,620
Interest expense and similar charges	156,637	217,413	276,933
Personnel Expenses	6,447	8,619	10,046
Constitutions / Reversals and Adjustment of provisions	40,470	(1,618)	13,044
Other Comprehensive Income	(401,147)	(833,511)	(1,133,245)
Additions to provisions for contingent commitments
Payments to external funds	(783,187)	(619,086)	(215,829)
Amount paid
Transfer to other assets - actuarial assets (Note 15)	27,856	27,045	17,695
Transfers, exchange differences and other changes
Balance at end of year	1,775,202	2,728,126	3,929,265
Othe Provisions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,876,356	9,885,713	11,365,589
Interest expense and similar charges
Personnel Expenses
Constitutions / Reversals and Adjustment of provisions	1,652,562	1,997,788	1,565,402
Other Comprehensive Income
Additions to provisions for contingent commitments	(477,543)	183,248	40,861
Payments to external funds
Amount paid	(2,713,474)	(3,222,395)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)
Transfers, exchange differences and other changes	2,040	32,002	50,284
Balance at end of year	R$ 7,339,941	R$ 8,876,356	R$ 9,885,713